INCOME TAX (Narrative) (Details) - Canada [Member] - Non-capital losses [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses and tax pools	$ 33,344	$ 31,823
Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2027
Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2039